Corporate Overview - Additional Information (Detail)							3 Months Ended		12 Months Ended
	Aug. 14, 2014 USD ($) shares	Jun. 24, 2014 USD ($) $ / shares shares	Aug. 13, 2013 USD ($) shares	Aug. 12, 2013 $ / shares shares	Mar. 29, 2013	Jan. 04, 2013 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Director $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
Total percentage of issued and outstanding shares of HPPI common stock					100.00%
Ownership interest exchanged for the assets contributed					90.00%
Common stock, shares issued							211,419,937		211,419,937	18,888,971
Value of securities planned to offer as a part of contribution agreement | $										$ 5,000,000
Maximum number of days after determination of valuation within which the securities should be offered							5 days		5 days	5 days
Research and development expense | $							$ 313,017	$ 25,325	$ 2,430,735	$ 1,065,169
Supply and License Agreement from the date of the first commercial sale of the product							10 years		10 years
Preferred stock , shares Issued									0	0
Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued		258,363
Warrant share, issued		10,250,569
Converted common stock | $	$ 87,843,897
Warrant exercise price | $ / shares		$ 0.0878
Market capitalization agreement rate		42.00%
Ownership exchanged agreement rate		42.00%
Debt Forgiveness Warrant expiration period		Jun. 24, 2019
Contribution Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of voting rights retained by the prior stockholders of CBI in HPPI					10.00%
Common stock, shares issued			170,000,739
Mayne Pharma, HPLLC, Virca and O'Donnell [Member] | Maximum [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership exchanged agreement rate									49.50%
Mayne Pharma [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of directors for immediate placement | Director									1
Number of total directors for the addition of a Mayne Pharma placed director | Director									7
Mayne Pharma [Member] | Maximum [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Right to participate in private offerings									50.00%
Mayne Pharma [Member] | Minimum [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of voting right									10.00%
Commonwealth Biotechnologies, Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Conversion ratio				1
Hedgepath, LLC's claim against CBI | $										$ 52,500
Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Auction fees paid by Hedgepath, LLC to CBI | $						$ 30,000
Percentage of market capitalization of assets			90.00%
Percentage of ownership exchanged for the assets			90.00%
Warrant share, issued									10,250,569
Warrant exercise price | $ / shares									$ 0.0878
Debt Forgiveness Warrant expiration period									Jun. 24, 2019
Common stock issued under stock purchase agreement, shares		20,000,000
Common stock issued under stock purchase agreement, price per share | $ / shares		$ 0.075
Aggregate purchase price for common stock issued under stock purchase agreement | $		$ 1,500,000
Hedgepath LLC [Member] | Contribution Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Expenses incurred for acquiring assets and developing ITRA business opportunity | $									$ 100,000
Expenses incurred on technical and medical consulting | $									82,500
Expenses incurred on option fees | $									$ 15,000
Hedgepath LLC [Member] | Related Party Debt Forgiveness Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares issued		2,530,227
Warrant share, issued		10,250,569
Warrant exercise price | $ / shares									$ 0.0878
Debt Forgiveness Warrant expiration period									Jun. 24, 2019
Issuance of stock and warrants in debt forgiveness transaction | $									$ 639,768
Converted common stock pursuant to the terms of the equity holders agreement	82,156,842
Series A Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued									0	170,001
Common stock issued under stock purchase agreement, shares										170,001
Series A Preferred Stock [Member] | Contribution Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of convertible preferred stock representing diluted voting securities			90.00%
Number of shares in exchange for right to receive			170,001
Series A Preferred Stock [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock shares to be forfeited									17,647
Series A Preferred Stock [Member] | Mayne Pharma and HPLLC [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, conversion basis									At a rate of 1 for 340 shares of Common Stock
Preferred stock converted to common stock	500,000
Series A Preferred Stock [Member] | Hedgepath LLC [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock shares to be forfeited									17,647
Common Stock following conversion of preferred stock									6,000,000
Series A Preferred Stock [Member] | Hedgepath LLC [Member] | Related Party Debt Forgiveness Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued		71,636
Preferred Stock and Warrant [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Research and development expense | $		$ 1,900,000
Warrants [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Expected volatility rate used for calculation of value of warrant		104.90%
Expected term used for calculation of value of warrant		5 years
Risk free interest rate used in calculation of value of warrant		1.70%
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Par value assigned stock after merger | $ / shares				$ 0.0001
Common stock issued under stock purchase agreement, shares									20,000,000
Common Stock [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of HPPI's shares to CBI's shareholders, stock				340,000,000
Common Stock [Member] | Series A Preferred Stock [Member] | Mayne Pharma and HPLLC [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Converted common stock	170,000,739
Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Par value assigned stock after merger | $ / shares				$ 0.0001
Preferred Stock [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of HPPI's shares to CBI's shareholders, stock				10,000,000
Preferred Stock [Member] | Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Research and development expense | $			$ 1,000,000